Debt - Summary of Information about Contractual Terms of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Unsecured Loan
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	2.00%
Loan matures	2024
Face value	$ 18,000	$ 18,000
Carrying amount	14,861	14,242
Fair value	$ 14,326	14,557
2022 Convertible Notes
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	6.00%
Loan matures	2027
Face value	$ 56,500
Carrying amount	54,172
Fair value	$ 39,744
2021 Senior Secured Loans
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	8.00%
Loan matures	2024
Face value	$ 300,000	300,000
Carrying amount	289,703	286,815
Fair value	$ 277,484	283,893
Equipment Financing Loans
Borrowings [Line Items]
CURRENCY	EUR
Face value	$ 129	263
Carrying amount	129	263
Fair value	$ 129	$ 263
Equipment Financing Loans | Minimum
Borrowings [Line Items]
NOMINAL INTEREST RATE	1.70%
Loan matures	2022
Equipment Financing Loans | Maximum
Borrowings [Line Items]
NOMINAL INTEREST RATE	2.60%
Loan matures	2023